Equity-Based Compensation - Units Activity (Details) - $ / shares		6 Months Ended		12 Months Ended
	Jun. 08, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Shares
Beginning balance (in shares)		0
Vested (in shares)		(35,758)
Forfeited/Cancelled (in shares)		(6,262)
Ending balance (in shares)		1,290,219		0
HoldCo Units
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 0
Vested (in dollars per share)		5.43
Forfeited/Cancelled (in dollars per share)		(12.77)
Ending balance (in dollars per share)		$ 9.06		$ 0
Shares issued in conversion (in shares)	1,325,330	1,332,239
Effect of Reorganization Transactions and IPO (in dollars per share)		$ 8.98
OpCo Units
Shares
Beginning balance (in shares)		228,819	441,681	441,681
Vested (in shares)		(162,218)	(118,867)
Forfeited/Cancelled (in shares)		(59,692)	0
Ending balance (in shares)		0	322,814	228,819
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 1.72
Vested (in dollars per share)		1.72
Forfeited/Cancelled (in dollars per share)		(0.68)
Ending balance (in dollars per share)		0		$ 1.72
Effect of Reorganization Transactions and IPO (in dollars per share)		$ 10.48
OpCo Units | DiscoverOrg Holdings
Shares
Beginning balance (in shares)		228,819	441,681	441,681
Granted (in shares)				0
Vested (in shares)				(118,867)
Forfeited/Cancelled (in shares)				(93,995)
Ending balance (in shares)				228,819
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 1.72	$ 0.43	$ 0.43
Granted (in dollars per share)				0
Vested (in dollars per share)				0.22
Forfeited/Cancelled (in dollars per share)				(0.17)
Ending balance (in dollars per share)				$ 1.72
Modified (in shares)				(24,872)
Modified (in dollars per share)				$ 10.48
Class P Units
Shares
Beginning balance (in shares)		16,893,603
Granted (in shares)		642,500
Vested (in shares)		(3,504,844)
Forfeited/Cancelled (in shares)		(343,289)
Ending balance (in shares)		11,737,040		16,893,603
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 6.19	5,716,467	$ 5,716,467
Granted (in dollars per share)		21.00	7,376,918
Vested (in dollars per share)		5.77	0
Forfeited/Cancelled (in dollars per share)		(6.56)	0
Ending balance (in dollars per share)		6.31	13,093,385	$ 6.19
Effect of Reorganization Transactions and IPO (in dollars per share)		$ 7.01	$ 0
Class P Units | DiscoverOrg Holdings
Shares
Beginning balance (in shares)		16,893,603	5,716,467	5,716,467
Granted (in shares)				13,310,663
Vested (in shares)				(280,563)
Forfeited/Cancelled (in shares)				(1,852,964)
Ending balance (in shares)				16,893,603
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 3.52	$ 1.72	$ 1.72
Granted (in dollars per share)				4.10
Vested (in dollars per share)				4.22
Forfeited/Cancelled (in dollars per share)				(2.08)
Ending balance (in dollars per share)				$ 3.52
LTIP Units
Shares
Beginning balance (in shares)		0
Granted (in shares)		47,620
Ending balance (in shares)		47,620		0
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 0
Granted (in dollars per share)		21.00
Ending balance (in dollars per share)		$ 21.00		$ 0